Income Taxes (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal						$ 0	$ 0	$ 0
State						0	0	0
Deferred
Federal						0	0	0
State						0	0	0
Income tax provision	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Seven Oaks Acquisition Corp
Current
Federal		$ 0
State		0
Deferred
Federal		(33,474)
State		0
Valuation allowance		33,474
Income tax provision		$ 0